Other intangible assets (Schedule of Estimated Amortization Expenses) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2014	€ 1,819
2015	1,255
2016	1,224
2017	547
2018	528
2019	264
Total	€ 5,637